REVERSALS OF IMPAIRMENT CHARGES - NET (Tables)	12 Months Ended
Dec. 31, 2020
REVERSALS OF IMPAIRMENT CHARGES- NET
Schedule of reversals of impairment charges

	Years ended December 31,
	2020	2019
Property, plant and equipment (i)	$(689.0)	$(361.8)
Inventories (ii)	38.1	—
	$(650.9)	$(361.8)